Long-Term Debt (Interest Rate Swaps) (Detail) - Successor - Interest Rate Swap [Member] - USD ($) $ in Millions		Sep. 30, 2017	Dec. 31, 2016
Derivative, Notional Amount	[1]	$ 3,000	$ 3,000	[2]
Minimum [Member]
Effective Interest Rate Debt Fixed Based On Derivative Contracts		4.75%	4.67%
Maximum [Member]
Effective Interest Rate Debt Fixed Based On Derivative Contracts		4.88%	4.91%

[1]	Includes notional amounts of interest rate swaps that became effective in January 2017 and have maturity dates through July 2023.
[2]	Successor period includes notional amounts of interest rate swaps that become effective in January 2017 and have maturity dates through July 2023.